Inventories	12 Months Ended
Dec. 31, 2017
Inventory Disclosure [Abstract]
Inventories

4. INVENTORIES

Inventories consisted of the following:

	As of December 31,
	2016	2017
	RMB	RMB
Raw materials	115,374	169,665
Work in process	30,528	30,195
Finished goods	46,470	49,875
Total	192,372	249,735

During the years ended December 31, 2015, 2016 and 2017, the Group recorded write-down of nil, RMB1,037 and RMB2,449 for the obsolete inventories respectively.